Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense
Total current tax income / (expense)	€ (3,501)	€ (15,221)	€ (14,355)
Thereof prior year adjustments	(476)	141	(741)
Thereof other current income tax effects for the period	(3,025)	(15,362)	(13,614)
Total deferred tax income / (expense)	(3,095)	3,487	(1,179)
Thereof effects from origination and reversal of temporary balance sheet differences	1,101	98	2,553
Thereof prior year adjustments	(31)	153	896
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	(4,166)	3,236	(4,628)
Total income tax expense	€ (6,597)	€ (11,734)	€ (15,534)